Significant changes in the current reporting period	12 Months Ended
Jun. 30, 2020
Disclosure Of Significant Changes In Current Reporting Period [Abstract]
Significant changes in the current reporting period

2. Significant changes in the current reporting period

(i)	Significant events

The financial position and performance of the Group was affected by the following events during the year ended June 30, 2020:

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On September 10, 2019, the Group announced that it had entered into a strategic partnership with Grünenthal, to develop and commercialize MPC-06-ID, a Phase 3 allogeneic product candidate for the treatment of chronic low back pain due to degenerative disc disease. Under the partnership, Grünenthal will have exclusive commercialization rights to MPC-06-ID for Europe and Latin America. The Group has recognized revenue of $15.0 million and deferred revenue of $2.5 million in the current reporting period.

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On October 3, 2019, the Group announced completion of a A$75.0 million (US$50.7 million) capital raise through the placement of 37.5 million new fully-paid ordinary shares at a price of A$2.00 per share to existing and new institutional investors.

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On October 17, 2019, the Group announced that it had entered into a manufacturing service agreement with Lonza Bioscience Singapore Pte. Ltd. for the supply of commercial product for the potential approval and launch of RYONCILTM (“RYONCIL”) for the treatment of pediatric acute graft versus host disease in the US market. A right-of-use asset and lease liability was recognized in relation to the lease component within this agreement.

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In October 2019, February 2020 and May 2020, the Group was able to defer the commencement of principal repayments under the Hercules loan agreement to April 2020, July 2020 and October 2020, respectively. In August 2020, as disclosed in Note 15, the Group amended the terms of the loan agreement to defer commencement of principal repayments to March 2021. As at June 30, 2020, principal repayments were due to commence in October 2020 and as a result $24.3 million were recognized as a currently liability, given that the terms of the loan agreement to defer the principal repayments were amended subsequent to the period end. Principal repayments can be further deferred to the loan maturity date of March 2022 if certain milestones are satisfied.

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On May 13, 2020, the Group announced completion of a A$138.0 million (US$88.8 million) capital raise through the placement of 43.0 million new fully-paid ordinary shares at a price of A$3.20 per share to existing and new institutional investors.